INTEREST EXPENSES, NET AND OTHER FINANCING EXPENSES, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Income and Expenses [Abstract]
Jazz Notes accretion and amortization	$ 3,571	$ 3,015	$ 9,307
Jazz 2014 Exchange Agreement related financing costs, see Note 13E			9,817
Changes in fair value (total level 3 changes in fair value, see Note 14E)	7,900	16,092	(1,669)
Debentures Series G amortization, rate differences and hedging results	1,901
Debentures Series F accretion and amortization including accelerated accretion (see Note 13C above)	150	87,973	39,494
Exchange rate differences	(3,768)	1,056	(5,352)
Others	2,738	1,794	3,807
Other financing expense, net	12,492	109,930	55,404
Interest expense, net	$ 11,857	$ 13,179	$ 33,409